Fair Value Accounting - Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 5,778	$ 22,887	$ 22,887	$ 7,044
Unrealized (losses) gains			(1,659)	11,865
Purchases			27,881	28,185
Settlements			(43,331)	(24,207)
Ending balance			5,778	22,887
Cleco Power
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	5,725	22,887	22,887	7,044
Unrealized (losses) gains			(945)	11,865
Purchases			21,609	28,185
Settlements			(37,826)	(24,207)
Ending balance			5,725	22,887
Price Risk Derivative
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	5,778	22,887	22,887
Unrealized (losses) gains	(1,398)	(1,917)
Purchases	466	5,237
Settlements	(3,750)	(18,397)
Ending balance	1,096	7,810	5,778	22,887
Price Risk Derivative | Cleco Power
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	5,725	22,887	22,887
Unrealized (losses) gains	(1,311)	(2,939)
Purchases	466	1,286
Settlements	(3,731)	(16,422)
Ending balance	$ 1,149	$ 4,812	$ 5,725	$ 22,887